Submission	Jul. 06, 2026
Submission [Line Items]
Central Index Key	0002131813
Registrant Name	NewCleo Ltd.
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A